Related Parties - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Transactions Between Related Parties [Line Items]
Amount of compensation of CEMEX Board of Directors	$ 50	$ 35	$ 40
Performance Bonuses [Member]
Disclosure of Transactions Between Related Parties [Line Items]
Amount of compensation of CEMEX Board of Directors	26	29	34
Executive Share-Based Compensation Programs [Member]
Disclosure of Transactions Between Related Parties [Line Items]
Amount of compensation of CEMEX Board of Directors	$ 24	$ 6	$ 6